Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Assumptions Used to Value the Share Options Granted to Employees

The assumptions used to value the share options granted to employees were as follows:

As of May 25, 2018, (date of inception)
Risk-free interest rate (%)	2.93
Volatility (%)	38.70
Expected exercise multiple	2.80
Dividend yield	Nil
Expected life (in years)	10.00
Exercise price (US$)	1.80
Fair value of ordinary shares (RMB)	37.82

Summary of Option Activity under ESOP

A summary of option activity under the ESOP is as follows:

	Number of options	Weighted average exercise price	Weighted average Grant date fair value	Aggregate Intrinsic Value
Balance, May 25, 2018 (date of inception)	—	—	—
Granted	5,569,105	—	38	211,625,990
Exercised	—	—	—
Forfeited	—	—	—

Balance, December 31, 2018	5,569,105	—	38	211,625,990

Summary of Allocated Share-based Compensation Expense

For the year ended December 31, 2018, the Company allocated share-based compensation expense as follows:

	For the year ended December 31, 2018
	RMB	US$
Cost of revenue	1,369,848	199,236
Sales and marketing	7,116,524	1,035,055
General and administrative	23,187,170	3,372,435
Research and development	1,737,371	252,690

	33,410,913	4,859,416